Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefits
Schedule of long-term employee benefits

	At December 31,
(Euro thousands)	2025	2024
Post-employee benefits	10,006	12,838
Other long-term employee benefits	1,636	4,402
Total long-term employee benefits	11,642	17,240

	Defined-benefit	Defined-benefit	Other long-term
(Euro thousands)	plan in Italy (TFR)	plans in Austria	employee benefits	Total
At January 1, 2024	2,290	11,306	4,376	17,972
Current service costs	49	482	147	678
Interest expenses	64	380	62	506
Actuarial losses in other comprehensive loss	(46)	(18)	13	(51)
Actuarial gains in profit or loss	—	—	(91)	(91)
Benefits paid	(276)	(1,326)	(105)	(1,707)
Contributions	—	(65)	—	(65)
Exchange differences	—	(2)	—	(2)
At December 31, 2024	2,081	10,757	4,402	17,240
Current service costs	38	421	80	539
Interest expenses	60	367	38	465
Actuarial gains in other comprehensive loss	(10)	(515)	—	(525)
Actuarial gains in profit or loss	—	—	(2,686)	(2,686)
Benefits paid	(131)	(1,329)	(198)	(1,658)
Transfer to held for sale	(1,729)	—	—	(1,729)
Exchange differences	—	(4)	—	(4)
At December 31, 2025	309	9,697	1,636	11,642

Schedule of breakdown of the defined-benefit obligations by type of benefit plan

	At December 31,
(Euro thousands)	2025	2024
Defined-benefit plan in Italy
- Italian leaving indemnities	309	2,081
Defined-benefit plans in Austria
- Severance payments	5,724	6,375
- Pensions liability	3,973	4,382
	9,697	10,757
Total defined-benefit obligations	10,006	12,838

Schedule of fair value of defined-benefit plans

	At December 31,
(Euro thousands)	2025	2024
Fair value of plan liabilities	10,894	11,894
Fair value of plan assets	(1,197)	(1,137)
Defined-benefit plans in Austria	9,697	10,757

Schedule of composition of the main plan assets on the reporting date

	At December 31,
(Euro thousands)	2025	2024
Equity investments	558	585
Real estates	259	273
Bonds	135	131
Alternative investments	—	100
Qualified insurance policies	245	—
Liquid funds	—	48
Total plan assets	1,197	1,137

Schedule of main actuarial assumptions used

	At December 31, 2025		At December 31, 2024
	Defined-benefit	Defined-benefit	Defined-benefit	Defined-benefit
	plan in	plans in	plan in	plans in
	Italy (TFR)	Austria	Italy (TFR)	Austria
Average duration of plan (years)	15.50~15.76	8.30~11.30	7.8~17.53	7.40~11.00
Discount rate	2.36%~3.98%	3.88%~4.06%	2.57%~3.41%	3.25%~3.45%
Inflation rate	1.61%~2.18%	N.A.	1.84%~2.21%	N.A.
Salary increase rate	0.50%~2.50%	1.70%~3.00%	2.50%	1.70%~3.00%